Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation
S-K,
we are providing the
following
information regarding the relationship between the compensation of our CEO (or Principal Executive Officer (“PEO”)) and other named executive officers
(“Non-PEO
NEOs”), and certain financial performance measures of the Company for the fiscal years ended September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021. For further information on the LDCC’s
“pay-for-performance”
philosophy and how executive compensation aligns with the Company’s performance, refer to the Compensation Discussion and Analysis section of this proxy statement.

Fiscal Year	Summary Compensation Table Total for PEO (1&2) ($)	Compensation Actually Paid to PEO (1&3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1&2) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1&3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (4)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return ($) (4)	Net Income ($ millions) (5)	FICO TSR Relative to 55 th Percentile of S&P 500 Index TSR (6)

2025	36,045,267	(38,933,283)	7,222,497	(3,502,143)	351.82	162.20	651.9	-31.5%

2024	35,560,535	268,043,565	7,768,677	38,264,566	456.90	132.28	512.8	91.5%

2023	66,349,962	155,154,377	7,236,681	20,278,836	204.18	109.39	429.4	94.2%

2022	18,913,781	29,544,755	7,033,248	10,705,303	96.86	75.34	373.5	16.1%

2021	19,429,745	18,445,604	7,034,096	5,948,897	93.55	121.98	392.1	-44.9%

(1)	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs

2025	Mr. Lansing	Mr. Weber, Mr. Behl, Mr. Deal, Mr. Scadina, and Mr. Wehmann

2024	Mr. Lansing	Mr. Weber, Mr. Deal, Mr. Scadina, and Mr. Wehmann

2023	Mr. Lansing	Mr. Weber, Ms. Covert, Mr. Scadina, Mr. Wehmann, and Mr. McLaughlin

2022	Mr. Lansing	Mr. McLaughlin, Ms. Covert, Mr. Scadina, Mr. Wehmann, and Mr. Moldt

2021	Mr. Lansing	Mr. McLaughlin, Ms. Covert, Mr. Wehmann, and Mr. Moldt

The amounts shown in the “Summary Compensation Table Total for PEO” column and the “Compensation Actually Paid to PEO” column for fiscal year 2024 were updated from the amounts reported in the proxy statement for the 2025 annual meeting of stockholders to reflect that, during fiscal 2024, we paid $239,172 in filing fees and related preparation fees on behalf of Mr. Lansing for HSR compliance.

(2)	Amounts reflect the total compensation for our PEO, and the average total compensation of our Non-PEO NEOs, as reported in the Summary Compensation Table for each applicable fiscal year.

(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) and do not reflect compensation actually earned, realized or received by the Company’s PEO and
Non-PEO
NEOs. In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the fiscal years displayed in the tables below. For MSUs with a relative total shareholder return (“TSR”) metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate the fair value of the awards at grant under U.S. GAAP. The range of estimates used in the Monte Carlo calculations are as follows:

(i) for fiscal 2025, expected volatility between 37.0% - 38.1% and risk-free interest rate between 3.60% - 4.15%;
(ii) for fiscal 2024, expected volatility between 36.4% - 40.9% and risk-free interest rate between 3.58% - 4.87%;
(iii) for fiscal 2023, expected volatility between 36.6% - 41.1% and risk-free interest rate between 4.53% - 5.49%;
(iv) for fiscal 2022, expected volatility 44.2% and risk-free interest rate between 3.20% - 4.19%; and
(v) for fiscal 2021, expected volatility 42.7% and risk-free interest rate between 0.05% - 0.32%.

For PSUs, which have metrics related to Adjusted Revenue and Adjusted EBITDA, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
For a discussion of the assumptions made in the valuation of these awards at grant, see Note 13 to the Consolidated Financial Statements included in our Annual Report on Form
10-K
filed with the SEC on November 7, 2025.
For each fiscal year reflected, the “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the
Non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation
S-K.
None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made.

	PEO

	Fiscal 2025 ($)	Fiscal 2024 ($)	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)

Summary Compensation Table Total for PEO	36,045,267	35,560,535	66,349,962	18,913,781	19,429,745

Less: Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	(34,091,860)	(33,311,064)	(48,996,329)	(16,942,011)	(17,458,576)

Less: Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year	—	—	(15,347,003)	—	—

Add: Fair Value at Covered Fiscal Year-End of Outstanding Unvested Awards Granted in Covered Fiscal Year	21,034,108	79,637,186	96,247,570	23,898,368	14,491,303

Add: Fair Value at Vesting of Awards Granted in Covered Fiscal Year that Vested During Covered Fiscal Year	—	—	—	—	—

Add/Subtract: Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year	(76,442,428)	167,553,343	39,425,963	3,472,867	(5,508,726)

Add: Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	14,521,630	18,603,564	17,474,214	201,749	7,491,858

Less: Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—	—	—	—	—

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation for Covered Fiscal Year	—	—	—	—	—

Compensation Actually Paid to PEO	(38,933,283)	268,043,565	155,154,377	29,544,755	18,445,604

	NON-PEO NEOS

	Fiscal 2025 ($)	Fiscal 2024 ($)	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)

Average of Summary Compensation Table Total for Non-PEO NEOs	7,222,497	7,768,677	7,236,681	7,033,248	7,034,096

Less: Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	(6,480,497)	(6,996,111)	(6,578,189)	(6,293,097)	(6,235,329)

Less: Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year	—	—	—	—	—

Add: Fair Value at Covered Fiscal Year-End of Outstanding Unvested Awards Granted in Covered Fiscal Year	3,156,994	16,725,693	9,468,316	8,877,029	5,175,567

Add: Fair Value at Vesting of Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	—	—	—	—	—

Add/Subtract: Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year	(4,191,651)	16,499,239	8,481,736	944,482	(869,504)

Add: Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	2,546,996	4,267,068	3,371,020	143,642	844,067

Less: Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	(5,756,482)	—	(1,701,020)	—	—

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation for Covered Fiscal Year	—	—	—	—	—

Average Compensation Actually Paid to Non-PEO NEOs	(3,502,143)	38,264,566	20,278,836	10,705,303	5,948,897

(4)
The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on September 30, 2020, including reinvestment of any dividends, through and including the end of each fiscal year shown in the table. The Peer Group used to determine the Company’s Peer Group TSR is the S&P 500 Application Software Index, which is the industry index used in the stock price performance
(
graph in our Annual Report on Form
10-K
for the fiscal year ended September 30, 2025, pursuant to Item 201(e) of Regulation
S-K.

(5)	Amounts reflect our net income as reported in our audited financial statements for the applicable fiscal year.

(6)
Reflects relative TSR vs. the 55
th
percentile of the S&P 500 Index. We determined relative TSR to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link Company performance to “Compensation Actually Paid” to our PEO and Non-PEO NEOs
in fiscal 2025. Relative TSR is the financial metric used in our MSU awards. This performance measure may not have been the most important financial performance measure in past years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Relative TSR is equal to FICO TSR over each one-year period
less the TSR of the 55
th
percentile of the S&P 500 Index.

Company Selected Measure Name	FICO TSR Relative to 55th Percentile of S&P 500 Index TSR
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs

2025	Mr. Lansing	Mr. Weber, Mr. Behl, Mr. Deal, Mr. Scadina, and Mr. Wehmann

2024	Mr. Lansing	Mr. Weber, Mr. Deal, Mr. Scadina, and Mr. Wehmann

2023	Mr. Lansing	Mr. Weber, Ms. Covert, Mr. Scadina, Mr. Wehmann, and Mr. McLaughlin

2022	Mr. Lansing	Mr. McLaughlin, Ms. Covert, Mr. Scadina, Mr. Wehmann, and Mr. Moldt

2021	Mr. Lansing	Mr. McLaughlin, Ms. Covert, Mr. Wehmann, and Mr. Moldt

Peer Group Issuers, Footnote	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on September 30, 2020, including reinvestment of any dividends, through and including the end of each fiscal year shown in the table. The Peer Group used to determine the Company’s Peer Group TSR is the S&P 500 Application Software Index, which is the industry index used in the stock price performance
(
graph in our Annual Report on Form
10-K
for the fiscal year ended September 30, 2025, pursuant to Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 36,045,267	$ 35,560,535	$ 66,349,962	$ 18,913,781	$ 19,429,745
PEO Actually Paid Compensation Amount	$ (38,933,283)	268,043,565	155,154,377	29,544,755	18,445,604
Adjustment To PEO Compensation, Footnote

	PEO

	Fiscal 2025 ($)	Fiscal 2024 ($)	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)

Summary Compensation Table Total for PEO	36,045,267	35,560,535	66,349,962	18,913,781	19,429,745

Less: Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	(34,091,860)	(33,311,064)	(48,996,329)	(16,942,011)	(17,458,576)

Less: Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year	—	—	(15,347,003)	—	—

Add: Fair Value at Covered Fiscal Year-End of Outstanding Unvested Awards Granted in Covered Fiscal Year	21,034,108	79,637,186	96,247,570	23,898,368	14,491,303

Add: Fair Value at Vesting of Awards Granted in Covered Fiscal Year that Vested During Covered Fiscal Year	—	—	—	—	—

Add/Subtract: Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year	(76,442,428)	167,553,343	39,425,963	3,472,867	(5,508,726)

Add: Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	14,521,630	18,603,564	17,474,214	201,749	7,491,858

Less: Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	—	—	—	—	—

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation for Covered Fiscal Year	—	—	—	—	—

Compensation Actually Paid to PEO	(38,933,283)	268,043,565	155,154,377	29,544,755	18,445,604

Non-PEO NEO Average Total Compensation Amount	$ 7,222,497	7,768,677	7,236,681	7,033,248	7,034,096
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,502,143)	38,264,566	20,278,836	10,705,303	5,948,897
Adjustment to Non-PEO NEO Compensation Footnote

	NON-PEO NEOS

	Fiscal 2025 ($)	Fiscal 2024 ($)	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)

Average of Summary Compensation Table Total for Non-PEO NEOs	7,222,497	7,768,677	7,236,681	7,033,248	7,034,096

Less: Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	(6,480,497)	(6,996,111)	(6,578,189)	(6,293,097)	(6,235,329)

Less: Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year	—	—	—	—	—

Add: Fair Value at Covered Fiscal Year-End of Outstanding Unvested Awards Granted in Covered Fiscal Year	3,156,994	16,725,693	9,468,316	8,877,029	5,175,567

Add: Fair Value at Vesting of Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	—	—	—	—	—

Add/Subtract: Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year	(4,191,651)	16,499,239	8,481,736	944,482	(869,504)

Add: Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Awards Granted in Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	2,546,996	4,267,068	3,371,020	143,642	844,067

Less: Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	(5,756,482)	—	(1,701,020)	—	—

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Total Compensation for Covered Fiscal Year	—	—	—	—	—

Average Compensation Actually Paid to Non-PEO NEOs	(3,502,143)	38,264,566	20,278,836	10,705,303	5,948,897

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to PEO and
Non-PEO
NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The graph below illustrates the relationship between “Compensation Actually Paid” to our PEO and on average to our
Non-PEO
NEOs over the five covered fiscal years compared to the cumulative TSR performance of both the Company and the Peer Group.

Compensation Actually Paid vs. TSR Compensation Actually Paid ($000) -$100 -$50 $ $50 $100 $150 $200 $250 $300 $93.55 $18,446 $121.98 $5,949 $29,545 $96.86 $10,705 $75.34 $155,154 $20,279 $109.39 $204.18 $268,044 $216.74 $91.11 $38,265 -$38,933 $166.90 $126.55 -$3,502 $0 $50 $100 $150 $200 $250 Value of Initial $100 Investment (TSR) 2021 2022 2023 2024 2025 Compensation Actually Paid to PEO Total Shareholder Return Average Compensation Actually Paid to Non-PEO NEOs Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to PEO and
Non-PEO
NEOs (Average) and Net Income
The graph below illustrates the relationship between “Compensation Actually Paid” to our PEO and on average to our
Non-PEO
NEOs compared to net income over the five covered fiscal years.

Compensation Actually Paid vs. Net Income Compensation Actually Paid ($000) -$100 -$50 $ $50 $100 $150 $200 $250 $300 $18,446 $392.1 $5,949 $29,545 $373.5 $10,705 $155,154 $429.4 $20,279 $268,044 $512.8 $38,265 $651.9 -$38,933 -$3,502 $0 $100 $200 $300 $400 $500 $600 $700 Net Income ($ Millions) 2021 2022 2023 2024 2025 Compensation Actually Paid to PEO Net Income Average Compensation Actually Paid to Non-PEO NEOs

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid to PEO and
Non-PEO
NEOs (Average) and Relative
One-Year
TSR
The graph below illustrates the relationship between “Compensation Actually Paid” to our PEO and on average to our
Non-PEO
NEOs compared to our relative
one-year
TSR over the five covered fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid to PEO and
Non-PEO
NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The graph below illustrates the relationship between “Compensation Actually Paid” to our PEO and on average to our
Non-PEO
NEOs over the five covered fiscal years compared to the cumulative TSR performance of both the Company and the Peer Group.

Tabular List, Table
Tabular List of Most Important Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and our
Non-PEO
NEOs for the fiscal year ended September 30, 2025 to Company performance. The measures in this table are not ranked.

One-year TSR relative to 55 th Percentile of S&P 500 Index

Adjusted Revenue

Adjusted EBITDA

Total Shareholder Return Amount	$ 351.82	456.9	204.18	96.86	93.55
Peer Group Total Shareholder Return Amount	162.2	132.28	109.39	75.34	121.98
Net Income (Loss)	$ 651,900,000	$ 512,800,000	$ 429,400,000	$ 373,500,000	$ 392,100,000
Company Selected Measure Amount	(0.315)	0.915	0.942	0.161	(0.449)
PEO Name	Mr. Lansing
Measure:: 1
Pay vs Performance Disclosure
Name	One-year TSR relative to 55th Percentile of S&P 500 Index
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,034,108	$ 79,637,186	$ 96,247,570	$ 23,898,368	$ 14,491,303
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,521,630	18,603,564	17,474,214	201,749	7,491,858
PEO | Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,091,860)	(33,311,064)	(48,996,329)	(16,942,011)	(17,458,576)
PEO | Grant Date Fair Value of Option Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,347,003)
PEO | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,442,428)	167,553,343	39,425,963	3,472,867	(5,508,726)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,156,994	16,725,693	9,468,316	8,877,029	5,175,567
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,546,996	4,267,068	3,371,020	143,642	844,067
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,756,482)		(1,701,020)
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,480,497)	(6,996,111)	(6,578,189)	(6,293,097)	(6,235,329)
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Awards Granted in Prior Fiscal Years That Were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,191,651)	$ 16,499,239	$ 8,481,736	$ 944,482	$ (869,504)